UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177439
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 33	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 898	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President, Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b)
□ on (date) pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
☑ on May 1, 2021 pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [B] 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage. For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Rate Sheet Supplement – Supplements to the prospectus that we file periodically with the SEC to provide for and modify certain rates that are associated with various optional benefits available under the contract. The Rate Sheet Supplements disclose the Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and Interest Anniversary Rate that are currently available for new contracts.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Page
Glossary of Special Terms	1
Key Information Table	7
Overview of the Contract	9
Purpose of the Contract	9
Phases of the Contract	9
Contract Features	9
Fee Table	10
Principal Risks	13
Nationwide and the Variable Account	14
Investment Options	14
The Sub-Accounts and Underlying Mutual Funds	14
The Fixed Account	16
Contacting the Service Center	17
Charges and Deductions	18
Mortality and Expense Risk Charge	18
Administrative Charge	18
Contract Maintenance Charge	18
Contingent Deferred Sales Charge	18
Premium Taxes	20
One-Year Enhanced Death Benefit Option	20
One-Month Enhanced Death Benefit Option	20
Combination-Enhanced Death Benefit III Option	20
Combination-Enhanced Death Benefit Option	20
Beneficiary Protector II Option	21
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	21
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	21
Nationwide Lifetime Income Capture Option	21
Nationwide Lifetime Income Track Option	22
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	22
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	22
Joint Option for the Nationwide Lifetime Income Capture Option	23
Joint Option for the Nationwide Lifetime Income Track Option	23
Underlying Mutual Fund Charges	23
The Contract in General	23
Types of Contracts Issued	23
Minimum Initial and Subsequent Purchase Payments	23
Dollar Limit Restrictions	24
Money Laundering	24
Replacements	24
Contestability	25
Payments to Minors	25
Contract Misuse	25
Nationwide’s General Account Obligations	25
Contractual Guarantees	25
Risks Associated with COVID-19	25
Business Continuity Risks	26
Reservation of Rights	26
Removal of Variable Account Charges	26
Distribution, Promotional, and Sales Expenses	27
Underlying Mutual Fund Service Fee Payments	27
Treatment of Unclaimed Property	28
Profitability	29
Benefits Under the Contract	29
Standard Benefits Table	29
Optional Benefits Table	30

Table of Contents (continued)
Page
Purchase Payment Credits	32
Standard Death Benefit (Return of Premium)	33
Spousal Protection Feature	34
Enhanced Surrender Value for Terminal Illness	35
One-Year Enhanced Death Benefit Option	35
One-Month Enhanced Death Benefit Option	36
Combination Enhanced Death Benefit III Option	37
Combination Enhanced Death Benefit Option	38
Beneficiary Protector II Option	40
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	41
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	50
Nationwide Lifetime Income Capture Option	58
Nationwide Lifetime Income Track Option	70
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	77
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	79
Joint Option for the Nationwide Lifetime Income Capture Option	80
Joint Option for the Nationwide Lifetime Income Track Option	82
Ownership and Interests in the Contract	84
Contract Owner	84
Joint Owner	84
Contingent Owner	84
Annuitant	85
Contingent Annuitant	85
Co-Annuitant	85
Joint Annuitant	85
Beneficiary and Contingent Beneficiary	85
Changes to the Parties to the Contract	85
Assignment	86
Impact of Ownership Changes and Assignment on the Death Benefits	86
Operation of the Contract	87
Pricing	87
Application and Allocation of Purchase Payments	87
Determining the Contract Value	88
Transfer Requests	89
Transfers Prior to Annuitization	89
Transfers After Annuitization	90
Transfer Restrictions	90
Right to Examine and Cancel	92
Allocation of Purchase Payments during Free Look Period	92
Surrender/Withdrawal Prior to Annuitization	92
Partial Withdrawals	93
Full Surrenders	93
Surrender/Withdrawal After Annuitization	94
Contract Owner Services	94
Asset Rebalancing	94
Dollar Cost Averaging	94
Enhanced Fixed Account Dollar Cost Averaging	95
Dollar Cost Averaging for Living Benefits	95
Fixed Account Interest Out Dollar Cost Averaging	96
Systematic Withdrawals	96
Custom Choice Asset Rebalancing Service	97
Custom Portfolio Asset Rebalancing Service	98
Static Asset Allocation Model	99
Death Benefit	100
Death of Contract Owner	100

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a CDSC may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses a Contract Owner may pay each year, depending on the options chosen. Please refer to the contract specifications page(s) for information about the specific fees assessed each year based on the options elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.30% [1]	1.33% [1]
	Investment options (underlying mutual fund fees and expenses)	0.40% [2]	9.80% [2]
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3]	1.30% [3]
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increase costs.
	Lowest Annual Cost Estimate: $1,575.67	Highest Annual Cost Estimate: $8,193.95
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options (the Subaccounts and the Fixed Account)	• Investment in this contract is subject to the risk of poor investment performance of
•  the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see Investing in the Contract).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional to recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract after determining, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
1
As a percentage of Variable Account value.
2
As a percentage of underlying mutual fund assets.
3
As a percentage of Variable Account value or Current Income Benefit Base, depending on the optional benefit(s) elected.

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning lifetime income payments, the contract offers a death benefit.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Subaccounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Subaccounts. After Annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, and/or the Fixed Account. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After annuitization, withdrawals other than annuity payments are not permitted.
Purchase Payment Credits. The contract offers Purchase Payment Credits, which are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Death Benefit. The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge.
Death Benefit Options. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Enhanced Death Benefit Option
•	One-Month Enhanced Death Benefit Option
•	Combination Enhanced Death Benefit III Option
•	Combination Enhanced Death Benefit Option (only available until the date of state approval of the Combination Enhanced Death Benefit III Option)
Spousal Protection Feature. The standard death benefit and all of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.

Beneficiary Protector Option. The contract offers a Beneficiary Protector II Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Terminal Illness Surrender Benefit. The contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, subject to certain conditions.
Lifetime Income Options. Several living benefit options are available for an additional charge, which provide a guaranteed lifetime income stream for the Contract Owner and, if elected, the Contract Owner’s spouse. Those options are:
•	Nationwide Lifetime Income Rider Plus Core
•	Nationwide Lifetime Income Rider Plus Accelerated
•	Nationwide Lifetime Income Rider Plus Max
•	7% Nationwide Lifetime Income Rider (no longer available for election)
•	Joint Option for the 7% Nationwide Lifetime Income Rider (no longer available for election)
•	Nationwide Lifetime Income Capture Option (no longer available for election)
•	Joint Option for the Nationwide Lifetime Income Capture Option (no longer available for election)
•	Nationwide Lifetime Income Track Option (no longer available for election)
•	Joint Option for the Nationwide Lifetime Income Track Option (no longer available for election)
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. How distributions from an annuity are taxed depends on the type of contract issued, but generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owners Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Dollar Cost Averaging for Living Benefits
•	Fixed Account Interest Out Dollar Cost Averaging
•	Systematic Withdrawals
•	Custom Choice Asset Rebalancing Service
•	Custom Portfolio Asset Rebalancing Service
•	Static Asset Allocation Model
Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.

The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	1.30%
Optional Benefit Expenses
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge	0.20%
One-Month Enhanced Death Benefit Option Charge	0.35%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))[3]	0.65%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [4]
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets5)	0.35%
Living Benefit Options (assessed annually as a percentage of the Current Income Benefit Base6) (eligible applicants may purchase one living benefit rider)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [7]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50% [7]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50% [7]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after September 14, 2020)	1.50% [7]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after March 2, 2020)	1.50% [7]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after March 2, 2020)	1.50% [7]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [8]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge	0.40% [8]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge	0.40% [8]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after September 14, 2020)	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (no longer available for applications signed on or after March 2, 2020)	0.40% [10]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (no longer available for applications signed on or after March 2, 2020)	0.40% [10]

[1]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge.
[2]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
[3]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[4]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[5]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[6]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[7]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[8]	The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max may only be elected if and when the corresponding optional living benefit (Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max) is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
[9]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For applications signed on or after September 14, 2020, the 7% Nationwide Lifetime Income Rider and the Joint Option for the 7% Nationwide Lifetime Income Rider is no longer available for election. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the 7% Nationwide Lifetime Income Rider. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[10]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Capture option or the Nationwide Lifetime Income Track option.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	9.80%
The minimum and maximum underlying mutual fund expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;

•	the most expensive combination of optional benefits available for an additional charge (4.20%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (9.80%)	$21,732	$45,033	$63,650	$97,001	*	$40,033	$60,650	$97,001	$14,732	$40,033	$60,650	$97,001
Minimum Annual Underlying Mutual Fund Expenses (0.40%)	$ 8,817	$10,625	$12,679	$21,001	*	$ 5,625	$ 9,679	$21,001	$ 1,817	$ 5,625	$ 9,679	$21,001
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Long-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. The contracts associated with this prospectus are not intended to be purchased by a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Contract Owners and prospective purchasers should understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years.
Liquidity risk. The contract is intended to be used as a long-term investment and a Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC and/or tax penalties.
Performance risk. The subaccounts available under the contract invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Subaccount availability. Nationwide reserves the right to change the Subaccounts available under the contract, including adding new Subaccounts, discontinuing availability of Subaccounts, and substituting Subaccounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Subaccounts will be subject to regulatory approval and notice will be provided.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Subaccount that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability.

Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits or the tax treatment of the contract.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-II is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Subaccounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments, and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Appendix A: Underlying Mutual Funds Available Under the Contract).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:

(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option, which includes the Spousal Protection Feature, is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on Contract Anniversary before Annuitant’s 86th birthday. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option, which includes the Spousal Protection Feature, is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on a Monthly Contract Anniversary prior to the Annuitant’s 81st birthday. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Combination-Enhanced Death Benefit III Option
For an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option, which includes the Spousal Protection Feature, is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Combination-Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option, which includes the Spousal Protection Feature, is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, and the interest anniversary value (purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector II Option
For an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Beneficiary Protector II Option. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract. The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are living benefit options that provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes The Nationwide L.inc Plus Riders are substantially similar, but have varying Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and/or permitted investment options.
For an additional charge not to exceed 1.50% of the Current Income Benefit Base, an applicant can elect one of the available Nationwide L.inc Plus Riders. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider is no longer available for election. The charge for the 7% Nationwide Lifetime Income Rider will not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture Option is no longer available for election. The charge for the Nationwide Lifetime Income Capture Option will not exceed 1.50% of the Current Income Benefit Base. The current charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base.

The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulations will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The Nationwide Lifetime Income Capture Option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Nationwide Lifetime Income Track Option
The Nationwide Lifetime Income Track Option is no longer available for election. The charge for the Nationwide Lifetime Income Track Option will not exceed 1.50% of the Current Income Benefit Base. The current charge for the Nationwide Lifetime Income Capture option is 0.80% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulations will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.
The Nationwide Lifetime Income Track Option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
For an additional charge not to exceed 0.40% of the Current Income Benefit Base, if the applicant elected Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, an applicant can elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option"). The current charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") is no longer available for election. The charge for the Joint Option will not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.

Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture Option ("Joint Option") is no longer available for election. The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The current charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture Option charge.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture Rider, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track Option ("Joint Option")is no longer available for election. The charge for the Joint Option will not to exceed 0.40% of the Current Income Benefit Base. The current charge for the Joint Option is 0.15% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track Option charge.
The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track Option, provided that certain conditions are satisfied. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, or Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.

Contestability
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide’s General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.

Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by or to comply with any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by or to comply with federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed ______% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	• Requires notification to Nationwide of assets outside the contract • Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	• Certain ownership changes and assignments could impact the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	• Not applicable to Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be 85 or younger at contract issuance
• Restrictions exist on the parties named to the contract
• Benefit is forfeited if certain changes to the parties or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (standard or optional)	• Benefit is available after the first Contract Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the contract

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Death Benefit Options	• Only one may be elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could impact the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
• One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• Annuitant must be 80 or younger at application
• One-Month Enhanced Death Benefit Option	Enhanced death benefit	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	• Annuitant must be 75 or younger at application
• Combination Enhanced Death Benefit III Option	Enhanced death benefit	0.65% (Daily Net Assets)	0.65% (Daily Net Assets)	• Annuitant must be 70 or younger at application
• Combination Enhanced Death Benefit Option	Enhanced death benefit	0.65% (Daily Net Assets)	0.65% (Daily Net Assets)	• Limited availability • Annuitant must be 75 or younger at application
Beneficiary II Option	Payment toward offsetting death benefit proceeds	0.35% (Daily Net Assets and Fixed Account interest credited)	0.35% (Daily Net Assets and Fixed Account interest credited)	• Must be elected at application • Election is irrevocable • Annuitant must be 75 or younger at application
Lifetime Income Options	• Only one may be elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent purchase payments
• Certain ownership changes and assignments could terminate the benefit
• Determining life must be between 45 and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties named to the contract
• Nationwide Lifetime Income Rider Plus Core	Lifetime income	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• Nationwide Lifetime Income Rider Plus Accelerated	Lifetime income	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
• Nationwide Lifetime Income Rider Plus Max	Lifetime income	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• 7% Nationwide Lifetime Income Rider	Lifetime income	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)	• No longer available for election
• Nationwide Lifetime Income Capture Option	Lifetime income	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)	• No longer available for election
• Nationwide Lifetime Income Track Option	Lifetime income	1.50% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)	• No longer available for election
Spousal Lifetime Income Extensions	• Only available in connection with corresponding lifetime income option
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned contracts
• Not available for Charitable Remainder Trusts
• Only available to Contract Owner’s spouse
• Both spouses must be between 45 and 85 at application
• Restrictions exist on the parties named to the contract
• Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Joint Option for the 7% Nationwide Lifetime Income Rider	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)	• No longer available for election

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
• Joint Option for the Nationwide Lifetime Income Capture Option	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)	• No longer available for election
• Joint Option for the Nationwide Lifetime Income Track Option	Extension of lifetime income for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)	• No longer available for election
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
EXAMPLE:
On March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $22,000. The death benefit for Ms. P’s contract will equal $24,000.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied.
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $22,000 and her total purchase payments (adjusted for amounts withdrawn) = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value will be adjusted to reflect the death benefit (i.e., it will be increased by $2000 so that it equals the $24,000 death benefit). From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will receive a death benefit equal to the greater of the contract value and the total purchase payments (adjusted for amounts withdrawn) of $24,000.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.

Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for Terminal Illness, assuming all conditions were met, upon surrender of the contract, Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s) .
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the One-Year Enhanced Death Benefit Option is calculated, see Appendix D: One-Year Enhanced Death Benefit Example.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s) .
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the One-Month Enhanced Death Benefit Option is calculated, see Appendix E: One-Month Enhanced Death Benefit Example.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2021, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).

For historical rate information, see Appendix K: Historical Rates and Percentages.
Example:
For an example of how the Combination Enhanced Death Benefit III Option is calculated, see Appendix F: Combination Enhanced Death Benefit III Example.
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
Example:
For an example of how the Combination Enhanced Death Benefit Option is calculated, see Appendix G: Combination Enhanced Death Benefit Example.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant was age 56 when he purchased the Contract, so his Earnings Percentage will be 40%. On the date of the Annuitant’s death, the Contract Value = $75,000 and the total purchase payments (adjusted for withdrawals) = $68,000. The amount of the benefit would be calculated as follows: 40%($75,000-$68,000), which equals $2,800.
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.

If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
Continuing on from the previous example, after the death benefit and the first benefit under the Beneficiary Protector II Option were applied, the Contract Value = $77,800. The Co-Annuitant was age 72 when the first Annuitant died so the Earnings Percentage for the second benefit will be 25%. Two years after the credit for the first benefit, the Co-Annuitant made a subsequent purchase payment of $5,000. Four years later, the Co-Annuitant passed away. On the date of her death, the Contract Value = $86,000 and the total purchase payments (adjusted for withdrawals) = $73,000. The amount of the benefit would be calculated as follows: 25%($86,000-$77,800-$5,000), which equals $800.
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein.

The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Investment Requirements
Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Underlying Mutual Funds Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.

Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Rate Sheet Supplements for the Nationwide L.inc Plus Riders
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For contracts with applications signed prior to the date of the prospectus, see Appendix K: Historical Rates and Percentages.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:

(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(bb)	After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or

(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The applicable Lifetime Withdrawal Percentage is determined as follows:
(1)	Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
(2)	Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract.
The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
Example:
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% for once Contract Value reaches $0. Assuming no change to the Current Income Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490 ($118,000 x 0.055).
Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.
On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x .03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Riders is calculated, see Appendix H: L.inc Plus Riders Example.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.
The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of $50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.
RMD Privilege
In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request, or will be at least age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020) in the calendar year that the RMD privilege would first apply;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes.
In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide L.inc Plus Riders
Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate:

(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner’s spouse or a spouse’s revocable or irrevocable trust during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Riders. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Rider.
Other Important Considerations
The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals or a Non-Lifetime Withdrawal.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For applications signed on or after September 14, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20 of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Underlying Mutual Funds Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:

(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.

Example:
For an example of how the Income Benefit Base and the Non-Lifetime Withdrawal features of the 7% Nationwide Lifetime Income Rider are calculated, see Appendix I: 7% Nationwide Lifetime Income Rider Example.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed before September 14, 2020, the Lifetime Withdrawal Percentages were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:

(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner’s spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Capture option is no longer available for election. The Nationwide Lifetime Income Capture option is only available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.

The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Underlying Mutual Funds Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.

Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%.
Example:
If the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).

For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or

(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:

For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.

Example:
For an example of how the Income Benefit Base and the Non-Lifetime Withdrawal features of the Nationwide Lifetime Income Capture Rider are calculated, see Appendix J: Nationwide Lifetime Income Capture Rider Example.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.

A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change, except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).

As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed before March 2, 2020, the Lifetime Withdrawal Percentages were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed before March 2, 2020, the Attained Age Lifetime Withdrawal Percentages were disclosed in a Rate Sheet Supplement. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.

Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.

Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s revocable or irrevocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Track option is no longer available for election. The Nationwide Lifetime Income Track option is only available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Appendix A: Underlying

Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Underlying Mutual Funds Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Example:
Mr. J purchased a contract with the Nationwide Lifetime Income Track option at the age of 55. He decides to start taking income at the age of 65. The Nationwide Lifetime Income Track option will pay Mr. J lifetime income based on the lifetime income percentage applied to the annual step up amount, which is the highest contract value on any contract anniversary. If Mr. J’s lifetime income percentage was 5% and his highest anniversary contract value was $300,000, then his lifetime income would be $15,000 ($300,000 x 5%) annually.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:

First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime Income Rider Plus Core. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider.
The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. For applications signed on or after September 14, 2020, the Joint Option is no longer available.
Example:
At the time of application, Ms. J purchased the Joint Option for the 7% Nationwide Lifetime Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed before September 14, 2020, the Lifetime Withdrawal Percentages for the Joint Option were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime Income Capture option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed before March 2, 2020, the Lifetime Withdrawal Percentages for the Joint Option were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
For contracts with applications signed before March 2, 2020, the Attained Age Lifetime Withdrawal Percentages for the Joint Option were disclosed in a Rate Sheet Supplement. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177439).
For historical rate information, see Appendix K: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime Income Track option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to annuitization, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.

Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she but must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to annuitization, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Joint Annuitant
Prior to annuitization, there is no joint annuitant.
At annuitization, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to annuitization, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After annuitization, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);

•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture Option, and Nationwide Lifetime Income Track Option.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:

(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the death benefit.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.30% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.

Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable

•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to Appendix A: Underlying Mutual Funds Available Under the Contract for the investment options available for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option .
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the enrollment form.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.

Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Appendix A: Underlying Mutual Funds Available Under the Contract).

Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	Static Asset Allocation Models - American Funds Moderate Option (40% American Funds NVIT Growth-Income Fund, 40% American Funds NVIT Asset Allocation Fund and 20% American Funds NVIT Bond Fund)
•	Static Asset Allocation Models – American Funds Managed Moderate Option (40% NVIT – NVIT Managed American Funds Growth-Income Fund, 40% NVIT – NVIT Managed American Funds Asset Allocation Fund and 20% NVIT – American Funds NVIT Bond Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust – NVIT iShares® Fixed Income)
•	Static Asset Allocation Models – BlackRock Moderate Option (40% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class)
•	Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT – NVIT J.P. Morgan Disciplined Equity Fund, 40% NVIT – NVIT J.P. Morgan Mozaic Multi-Asset Fund and 20% J.P. Morgan Insurance Trust Core Bond Portfolio)
The availability of some models may be restricted (see Appendix A: Underlying Mutual Funds Available Under the Contract).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.

A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.

Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Choice Asset Rebalancing Service, Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?clientid=nwvpx&fundid=63890A173.This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to IASVCTR@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: AllianceBernstein L.P.	1.07%	3.45%	4.82%	-
International Stocks	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Adviser: AllianceBernstein L.P.	1.15%	(0.71)%	1.08%	2.29%
Small Cap Stocks	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Adviser: AllianceBernstein L.P.	1.07%*	(0.95)%	5.51%	8.66%
Bonds	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Adviser: American Century Investment Management, Inc.	0.72%	8.73%	4.11%	3.07%
Mid Cap Stocks	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Adviser: American Century Investment Management, Inc.	1.02%*	0.93%	7.82%	10.80%
Large Cap Stocks	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II Investment Adviser: American Century Investment Management, Inc.	0.91%*	0.55%	7.22%	9.98%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014 Investment Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management, LLC Designation: FF, VOL	0.89%*	4.76%	6.75%	-
Bonds	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Financial Management, Inc.	0.83%*	7.24%	6.66%	6.33%
Bonds	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Financial Management, Inc.	0.85%*	8.36%	4.30%	3.90%
Large Cap Stocks	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.91%*	2.49%	9.44%	10.38%
Asset Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.99%*	18.81%	8.09%	6.67%
Mid Cap Stocks	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares Investment Adviser: BNY Mellon Investment Adviser, Inc.	1.11%	2.71%	5.42%	9.68%
Small Cap Stocks	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Adviser: BNY Mellon Investment Adviser, Inc.	0.60%*	5.20%	8.85%	11.27%
Large Cap Stocks	BNY Mellon Stock Index Fund, Inc.: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	16.76%	13.41%	13.62%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.06%	22.43%	14.81%	12.58%
Bonds	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 Investment Adviser: Columbia Management Investment Advisors, LLC	0.92%*	6.16%	6.33%	6.47%
Small Cap Stocks	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class Investment Adviser: Delaware Management Company, Inc.	1.07%	(6.43)%	5.58%	8.26%
Bonds	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Adviser: Eaton Vance Management	1.19%	2.40%	3.82%	3.41%
International Stocks	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	1.21%	30.30%	13.64%	5.58%
Asset Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 Investment Adviser: FMR Co., Inc. Designation: FF	0.70%	11.47%	7.32%	6.89%
Asset Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 Investment Adviser: FMR Co., Inc. Designation: FF	0.77%	13.69%	8.70%	8.01%
Asset Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 Investment Adviser: FMR Co., Inc. Designation: FF	0.84%	15.27%	10.06%	9.40%
Asset Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.74%	20.23%	11.25%	10.31%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.86%	29.45%	14.75%	13.72%
Specialty	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.92%	(31.28)%	(9.65)%	(4.42)%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.78%	4.59%	9.08%	10.33%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.79%	5.14%	9.71%	11.59%
Large Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.88%	43.04%	20.03%	17.23%
Bonds	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.65%	8.62%	4.87%	3.95%
Mid Cap Stocks	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Adviser: Fidelity Management & Research Company	0.87%	13.17%	8.43%	8.84%
International Stocks	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.	1.04%	14.14%	7.73%	6.82%
Specialty	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Adviser: Fidelity Management & Research Company	0.91%	(9.99)%	3.02%	7.67%
Asset Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 Investment Adviser: Franklin Advisers, Inc. Designation: FF	0.82%*	10.81%	7.73%	7.92%
Asset Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 Investment Adviser: Franklin Advisers, Inc.	0.71%*	1.34%	5.92%	6.17%
Small Cap Stocks	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Adviser: Franklin Mutual Advisers, LLC	0.93%	1.98%	8.14%	9.46%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Bonds	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Adviser: Franklin Advisers, Inc.	0.76%*	(3.76)%	0.10%	1.74%
Asset Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Adviser: Goldman Sachs Asset Management, L.P.	0.94%*	2.88%	4.89%	-
Specialty	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	1.27%*	5.59%	2.04%	-
Specialty	Guggenheim Variable Fund - Multi-Hedge Strategies This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Adviser: Guggenheim Investments	1.87%*	5.22%	1.79%	2.31%
Mid Cap Stocks	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: Invesco Advisers, Inc.	1.20%*	7.92%	7.55%	7.66%
International Stocks	Invesco Oppenheimer V.I. Global Fund: Series II Investment Adviser: Invesco Advisers, Inc.	1.02%*	24.82%	13.17%	11.60%
International Stocks	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Adviser: Invesco Advisers, Inc.	1.25%*	19.26%	7.35%	8.01%
Large Cap Stocks	Invesco Oppenheimer V.I. Main Street Fund: Series II Investment Adviser: Invesco Advisers, Inc.	1.05%*	13.63%	11.27%	12.37%
Small Cap Stocks	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II Investment Adviser: Invesco Advisers, Inc.	1.05%*	14.29%	9.92%	11.75%
Asset Allocation	Ivy Variable Insurance Portfolios - Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Adviser: Ivy Investment Management Company	1.02%	12.06%	7.10%	6.05%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Bonds	Ivy Variable Insurance Portfolios - High Income: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Adviser: Ivy Investment Management Company	0.93%	5.41%	6.03%	6.46%
Mid Cap Stocks	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II Investment Adviser: Ivy Investment Management Company	1.10%*	43.06%	20.59%	15.27%
Bonds	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.82%*	9.73%	4.44%	4.06%
Large Cap Stocks	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014 Investment Adviser: Janus Capital Management LLC	1.02%	36.57%	19.35%	16.95%
Specialty	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares) Investment Adviser: Janus Capital Management LLC	0.99%	49.79%	27.28%	20.19%
International Stocks	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Adviser: Janus Capital Management LLC	0.99%	14.44%	6.85%	0.56%
Bonds	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 Investment Adviser: J.P. Morgan Investment Management Inc.	0.83%	6.92%	3.91%	3.45%
International Stocks	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares Investment Adviser: Lazard Asset Management LLC	1.43%	(2.52)%	5.22%	0.82%
Bonds	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Adviser: Lord, Abbett & Co. LLC	0.73%	6.78%	4.24%	4.07%
Small Cap Stocks	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Adviser: Massachusetts Financial Services Company	1.19%*	36.60%	19.58%	14.26%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Adviser: Massachusetts Financial Services Company	0.98%	3.19%	8.67%	11.01%
International Stocks	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Adviser: Massachusetts Financial Services Company	1.13%*	13.45%	10.86%	7.83%
International Stocks	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Adviser: Massachusetts Financial Services Company	1.15%	18.40%	11.27%	11.19%
International Stocks	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Adviser: Massachusetts Financial Services Company	1.21%*	11.22%	7.81%	5.96%
Mid Cap Stocks	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Adviser: Massachusetts Financial Services Company	1.06%	2.73%	7.74%	10.83%
Specialty	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Adviser: Morgan Stanley Investment Management Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.12%*	2.50%	7.70%	9.51%
Large Cap Stocks	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: Rational Advisors, Inc. Sub-Adviser: Tuttle Tactical Management, LLC	1.25%*	7.64%	8.71%	9.85%
Asset Allocation	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	0.93%*	10.76%	8.94%	9.64%
Bonds	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	1.02%*	8.78%	4.31%	3.36%
International Stocks	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	1.21%*	27.94%	14.21%	12.54%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	0.99%*	46.30%	20.22%	16.34%
Large Cap Stocks	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II Investment Adviser: Capital Research and Management Company, Nationwide Fund Advisors Designation: MF	0.92%*	12.12%	12.18%	12.62%
Bonds	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Amundi Pioneer Institutional Asset Management, Inc.	0.82%*	3.70%	4.42%	4.06%
Large Cap Stocks	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	1.05%*	2.34%	9.29%	10.70%
International Stocks	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	1.16%*	13.30%	6.91%	-
Bonds	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: DoubleLine Capital LP	1.00%*	3.38%	-	-
Bonds	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Federated Investment Management Company	0.85%*	6.76%	6.71%	6.25%
Large Cap Stocks	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Neuberger Berman Investment Advisers LLC	0.94%	11.79%	12.93%	12.26%
International Stocks	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Allianz Global Investors U.S. LLC	1.32%*	47.29%	13.53%	9.76%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: AQR Capital Management, LLC	1.04%	10.46%	12.70%	12.76%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	1.11%*	10.35%	8.50%	9.08%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.96%*	8.22%	6.29%	6.34%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	1.00%*	9.58%	7.61%	7.82%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.87%*	6.85%	4.69%	4.18%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	1.00%*	4.03%	5.12%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	1.00%*	5.36%	6.30%	-

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF	0.98%*	9.02%	7.00%	7.12%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	1.06%*	10.05%	8.10%	8.36%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II) Investment Adviser: Nationwide Fund Advisors Designation: FF	0.93%*	7.73%	5.84%	5.68%
International Stocks	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Columbia Management Investment Advisers, LLC	1.02%	3.18%	2.53%	3.50%
International Stocks	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Ameritas Investment Partners, Inc.	1.13%	3.08%	2.51%	3.49%
Bonds	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC	0.84%	6.34%	4.44%	3.69%
Bonds	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Neuberger Berman Investment Advisers LLC	0.89%	8.68%	4.52%	3.78%
International Stocks	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited	1.37%*	13.22%	9.15%	1.92%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Bonds	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC	0.70%*	5.61%	2.90%	2.36%
Cash	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Federated Investment Management Company	0.49%	0.35%	0.77%	0.38%
International Stocks	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Lazard Asset Management LLC	1.37%*	5.55%	5.14%	5.28%
International Stocks	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.83%	5.09%	5.44%	5.20%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.88%	11.14%	9.03%	9.52%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.82%	8.47%	6.41%	6.44%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.84%	10.38%	8.03%	8.12%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.82%	6.31%	4.43%	4.09%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.80%*	4.10%	5.25%	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.82%*	5.12%	6.43%	-

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.83%	9.32%	7.22%	7.33%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.85%	10.85%	8.52%	8.70%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Adviser: Nationwide Fund Advisors Designation: FF	0.81%	7.72%	5.82%	5.78%
Bonds	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.76%*	7.12%	-	-
International Stocks	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC Designation: FF	0.77%*	13.24%	-	-
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: J.P. Morgan Investment Management Inc.	0.94%*	25.06%	-	-
Asset Allocation	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: J.P. Morgan Investment Management Inc.	0.93%*	0.39%	-	-
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Jacobs Levy Equity Management, Inc.	1.10%*	25.36%	14.80%	13.84%
Asset Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.96%	6.17%	7.91%	-
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC Designation: FF, VOL	0.97%	6.27%	9.99%	-

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Mellon Investments Corporation	0.86%*	17.75%	14.76%	14.31%
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Mellon Investments Corporation	1.06%*	0.78%	7.16%	9.90%
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Mellon Investments Corporation	1.02%	0.59%	7.06%	9.80%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.40%	9.13%	9.55%	11.04%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC	1.06%*	(2.32)%	5.64%	9.89%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.32%*	32.36%	15.89%	14.35%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	(1.39)%	4.16%	8.40%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.34%*	15.02%	10.14%	10.82%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II) Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Newton Investment Management Limited	0.92%*	12.72%	10.71%	11.48%
Specialty	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Wellington Management Company LLP	1.19%*	(9.44)%	5.42%	7.57%
Large Cap Stocks	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.49%*	16.88%	13.43%	13.61%
Short-term Bonds	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Nationwide Asset Management, LLC	0.79%	2.84%	2.19%	1.62%
Small Cap Stocks	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: BlackRock Investment Management, LLC	0.61%*	13.15%	9.79%	10.73%
Mid Cap Stocks	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II Investment Adviser: Nationwide Fund Advisors Sub-Adviser: Wells Capital Management, Inc.	1.10%*	48.56%	19.81%	15.48%
Asset Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC Designation: FF, VOL	1.11%	4.85%	4.66%	-
Asset Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC Designation: FF, VOL	1.10%	3.67%	5.09%	-

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Asset Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC Designation: FF, VOL	1.11%	4.62%	5.07%	-
Asset Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Adviser: PIMCO Sub-Adviser: Research Affiliates, LLC Designation: FF	1.67%*	6.32%	6.62%	4.25%
Bonds	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Adviser: PIMCO	1.12%	6.72%	6.63%	4.95%
Bonds	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Adviser: PIMCO	1.18%	9.92%	4.62%	2.40%
Short-term Bonds	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Adviser: PIMCO	1.14%	2.95%	1.83%	1.69%
Short-term Bonds	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Adviser: PIMCO	0.89%	2.17%	2.12%	1.57%
Bonds	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class Investment Adviser: PIMCO	0.96%	7.95%	4.50%	3.76%
Large Cap Stocks	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.82%	5.71%	9.96%	12.03%
International Stocks	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: The Putnam Advisory Company, LLC	1.10%	9.89%	5.19%	5.63%
International Stocks	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.17%	2.12%	3.74%	4.30%
Specialty	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Adviser: T. Rowe Price Associates, Inc.	1.19%*	27.02%	13.20%	20.20%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 11/30/2020)
			1 year	5 year	10 year
Specialty	VanEck VIP Trust - Global Hard Assets Fund: Class S Investment Adviser: Van Eck Associates Corporation	1.40%	18.17%	1.47%	(3.90)%
Specialty	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.14%*	(6.07)%	5.20%	8.89%
Small Cap Stocks	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Adviser: Wells Fargo Funds Management, LLC Sub-Adviser: Wells Capital Management, Inc.	1.19%	46.75%	19.23%	14.78%
*	Indicates amount reflected includes reimbursements and waivers.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, and unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Custom Choice Asset Rebalancing Service	X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced				X	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation						X
Custom Portfolio Asset Rebalancing Service - Conservative				X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate					X	X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative				X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2						X
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II						X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X	X			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X	X	X

Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X	X			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X	X	X
Static Asset Allocation Models - American Funds Managed Moderate Option (40% NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation Fund and 20% NVIT - American Funds NVIT Bond Fund,)	X	X	X
Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)	X [1]	X [1]	X [1]	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% American Funds NVIT Growth-Income Fund, 40% American Funds NVIT Asset Allocation Fund and 20% American Funds NVIT Bond Fund)	X	X	X

Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X [1]	X [1]	X [1]	X	X	X
Static Asset Allocation Models – BlackRock Moderate Option (40% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X	X	X
Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)	X [1]	X [1]	X [1]	X	X	X
Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)	X	X	X
Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)	X [1]	X [1]	X [1]	X	X	X
Static Asset Allocation Models - J.P. Morgan Moderate Option (40% NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund and 20% JPMorgan Insurance Trust Core Bond Portfolio)	X	X	X
Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)	X [1]	X [1]	X [1]	X	X	X
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)	X	X	X

Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)	X [1]	X [1]	X [1]	X	X	X
1 Only available in contracts for applications signed before July 1, 2020.

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
Arizona	For contracts issued before April 29, 2016: • Right to Examine and Cancel – The right to examine and cancel period is 30 days for Contract Owners age 65 or older on the date of application.
California	• The Enhanced Surrender Value for Terminal Illness is not available.
• Right to Examine and Cancel – Refund of the contract value in full, without any deductions for any applicable policy fees. For Seniors: 30 day Right to Examine and Cancel. Money will be placed in a fixed account or money-market, stock or bond, unless directed otherwise. If invested in a stock or bond, refund will be the policy’s account value, plus any policy fees paid.
• Joint Owners are not limited to spouses.
• Contingent Deferred Sales Charge is referred to as Surrender Charge.
• The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.
• The Combination Enhanced Death Benefit III Option, Combination Enhanced Death Benefit Option, and optional living benefits will not automatically terminate if the Contract Owner is changed or the Contract is assigned.
Connecticut	For contracts issued before March 12, 2018:
• Long-Term Care/Nursing Home and Terminal Illness Waiver – The CDSC waiver is only available after the second Contract Anniversary, and Long-Term Care is referred to as Confinement.
• Connecticut does not allow restrictions on ownership/assignment changes and their impact on Death Benefits.
• Asset Rebalancing – There is no fee for this service.
• Annuitization – No minimum amount for annuitization applies, and Nationwide may only change frequency of annuity payments if payment amount would be or becomes less than $25.
Delaware	• Joint Owners are not limited to spouses.
District of Columbia	For contracts issued before March 2, 2020: • Right to Examine and Cancel was return of Purchase Payment. • Joint Owners are not limited to spouses.
Florida	• Right to Examine and Cancel period is 21 days; Refund the payment, plus any fees and/or charges deducted from the purchase payment in full. The amount returned will not be less than the contract value or premium paid.
• Total cumulative Purchase Payments for the contract may not exceed $2,000,000 unless Nationwide agrees in writing to accept Purchase Payments exceeding $2,000,000. This is applicable to all riders.
• Surrenders – Surrender payments made 30 days after the date that the request is received by Nationwide shall include interest.
• Annuity Commencement Date – Must be at least one year after the Date of Issue.
• Asset rebalancing fee cannot exceed $25 per year.
• Transfer fees will vary by mutual fund but will never exceed 5.0% of the transferred amount.
• Florida does not allow restrictions on assignment.
Illinois	• Joint Owners are not limited to spouses.

State	State Law Variations
Montana	For all contracts:
•  Contracts are issued on a unisex basis.

For contracts issued before July 14, 2014:
• Nationwide will not charge premium taxes against the contract.
• Interest will be added from the 30th day of receipt of proof of death until settlement is made.
• If the Contract Owner/Annuitant dies prior to the Annuitization Date, payment are due within 60 days of receipt of proof of death. If settlement is made after the first thirty (30) days, settlement shall include interest from the thirtieth day until settlement.
North Dakota	• Beneficiary Protector II Option is not available. • Right to Examine and Cancel period is 20 days.
New Jersey	• Joint Owners are not limited to spouses. • Beneficiary Protector II Option is not available. • Charitable Remainder Trusts are not available.
Oregon	• Joint Owners are not limited to spouses.
Pennsylvania	• Beneficiary Protector II Option – Includes right to cancel this option within 10 days from the date of delivery.
Washington	• Beneficiary Protector II Option is not available.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.

If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.

Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: One-Year Enhanced Death Benefit Example
The purpose of this example is to show the calculations used to determine the One-Year Enhanced Death Benefit is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value (assuming constant 4% growth*)
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 86th birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-11-2009	Annuitant’s death	n/a	$295,563
04-18-2009	Date Nationwide received information to pay death benefit	n/a	$295,786
*	The Contract Value shown could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$240,507
Conclusion
Death Benefit = $295,786

Appendix E: One-Month Enhanced Death Benefit Example
The purpose of this example is to show the calculations used to determine the One-Month Enhanced Death Benefit is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value (assuming constant 4% growth*)
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 81st birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-11-2009	Annuitant’s death	n/a	$295,563
04-18-2009	Date Nationwide received information to pay death benefit	n/a	$295,786
*The Contract Value shown could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$247,366
Conclusion
Death Benefit = $295,786

Appendix F: Combination Enhanced Death Benefit III Example
The purpose of this example is to show the calculations used to determine the Combination Enhanced Death Benefit III is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value (assuming constant 4% growth*)
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 81st birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-11-2009	Annuitant’s death	n/a	$295,563
04-18-2009	Date Nationwide received information to pay death benefit	n/a	$295,786
The interest anniversary rate for this contract is 3%.
* The Contract Value shown could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$240,507
(4)	the interest anniversary value.	$238,178

Conclusion
Death Benefit = $295,786

Appendix G: Combination Enhanced Death Benefit Example
The purpose of this example is to show the calculations used to determine the Combination Enhanced Death Benefit is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value (assuming constant 4% growth*)
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,673
07-28-1996	Partial Withdrawal	$10,000	$176,253
09-30-2004	Annuitant’s 81st birthday	n/a	$242,931
03-01-2005	Subsequent Purchase Payment	$11,000	$257,931
05-15-2007	Partial Withdrawal	$7,000	$274,236
04-11-2009	Annuitant’s death	n/a	$295,563
04-18-2009	Date Nationwide received information to pay death benefit	n/a	$295,786
* The Contract Value shown could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,786
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$125,617
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$240,507
(4)	the interest anniversary value	$251,235

Conclusion
Death Benefit = 295,786

Appendix H: L.inc Plus Riders Example
Income Carryforward Example
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2021, assume the Current Income Benefit Base is $106,000 ($100,000 x 0.06). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2020, the Lifetime Withdrawal Amount would be $4,240 ($106,000 x 0.04).
Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2021	$3,000	$ 0	$4,240	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2021 is the Income Carryforward amount for 2022.
January 1, 2022		--	--	$1,240	$4,240
March 1, 2022	$1,000	$1,240	$4,240	$ 240	$4,240	Lifetime Withdrawals first reduce any available Income Carryforward amount.
July 1, 2022	$4,000	$ 240	$4,240	$ 0	$ 480	The Income Carryforward amount can be taken in one or multiple withdrawals during the year.
January 1, 2023		--	--	$ 480	$4,240
June 1, 2023	$4,720	$ 480	$4,240	$ 0	$ 0	The entire Lifetime Withdrawal Amount is taken in 2023, so there is no Income Carryforward amount for 2024.
January 1, 2024		--	--	$ 0	$4,240
February 1, 2024	$3,000	$ 0	$3,000	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2024 is the Income Carryforward amount for 2025.
January 1, 2025		--	--	$1,240	$4,240
December 31, 2025	$1,000	$1,240	$4,240	$ 240	$4,240	The Income Carryforward amount is forfeited if not withdrawn in the calendar year in which it is available.
January 1, 2026		--	--	$4,240	$4,240
September 1, 2026	$2,000	$4,240	$4,240	$2,240	$4,240

Appendix I: 7% Nationwide Lifetime Income Rider Example
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix J: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix K: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2020, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
For contracts with applications signed before November 1, 2017:
Interest Anniversary Rate
5%
For contracts with applications signed on or after November 1, 2017 and before May 1, 2020:
Interest Anniversary Rate
3%
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 up to 59½	3.30%	3.05%
59½ through 64	4.30%	4.05%
65 through 69	5.60%	5.35%
70 through 74	5.70%	5.45%
75 through 80	5.80%	5.55%
81 and older	6.30%	6.05%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	6.00%	4.00%	5.75%	4.00%
70 through 74	6.50%	4.00%	6.25%	4.00%
75 through 80	6.50%	4.00%	6.25%	4.00%
81 and older	6.50%	4.00%	6.25%	4.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	7.50%	3.00%	7.25%	3.00%
70 through 74	8.00%	3.00%	7.75%	3.00%
75 through 80	8.00%	3.00%	7.75%	3.00%
81 and older	8.00%	3.00%	7.75%	3.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after April 1, 2020 and before May 1, 2020		For contracts with applications signed on or after October 15, 2019 and before April 1, 2020		For contracts with applications signed on or after August 19, 2019 and before October 15, 2019
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.35%	4.10%	4.35%	4.10%	4.50%	4.25%
65 through 69	5.15%	4.90%	5.40%	5.15%	5.65%	5.40%
70 through 74	5.35%	5.10%	5.50%	5.25%	5.65%	5.40%
75 through 80	5.75%	5.50%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after November 5, 2018 and before August 19, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before March 2, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before March 2, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000109061

Nationwide DestinationSM [B] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
[To be filed by subsequent Post-Effective Amendment]
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
3

Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

Financial Statements
[To be filed by subsequent Post-Effective Amendment.]
5

PART C. OTHER INFORMATION
Item 27.	Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
1)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
2)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
3)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
4)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
5)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
6)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
7)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
8)	Form of Nationwide Lifetime Income Rider PlusSM Core ("Nationwide L.inc Plus Core" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177439) and hereby incorporated by reference.

9)	Form of Nationwide Lifetime Income Rider PlusSM Accelerated ("Nationwide L.inc Plus Accelerated" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
10)	Form of Nationwide Lifetime Income Rider PlusSM Max ("Nationwide L.inc Plus Max" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
e)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm

5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm

27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm

38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
3)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
4)	Columbia Funds Variable Series Trust II – to be filed by subsequent post-effective amendment.
5)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm

6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
8)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
9)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
10)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
11)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
12)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
13)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
14)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
15)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
16)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
17)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm

18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
19)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
20)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
21)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
24)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm

29)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
30)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
31)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
j)	Not Applicable
k)	Opinion of Counsel – Filed previously on October 21, 2011 with initial registration statement (File No. 333-177439) and hereby incorporated by reference.htm
l)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent post-effective amendment.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus - Attached hereto.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing Management- Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources - NF	Mia S. Hairston
Senior Vice President – Chief Investment Officer	Joel L. Coleman
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President – Finance and Strategy Legal and Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President – External Affairs	Steven M. English
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President – Business/Corporate Solutions	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson

Director	Kirt A. Walker
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on February 22, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on February 22, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact